Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw materials	$2,620,813	$2,958,413
Finished goods	3,299,796	2,590,651
Work in process	11,735,123	10,289,693
Others	4,658	4,789
Total	$17,660,390	$15,843,546